COMPREHENSIVE INCOME STATEMENT - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Net income for the year	R$ 3,622,127	R$ 2,545,101	R$ 1,234,507
Item not to be reclassified to income:
Pension plan and other post-employment benefits	(2,932)	(215)	(1,052)
Deferred taxes	997	73	358
Item to be subsequently reclassified to income:
Cash flow hedge			3,318
Deferred taxes			(1,128)
Total comprehensive income for the year	R$ 3,620,192	R$ 2,544,959	R$ 1,236,003